EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of equipment [Table Text Block]
	December 31, 2025
	Cost	Accumulated Depreciation	Net Book Value

Exploration equipment	$2,447,435	$2,062,587	$384,848
Vehicles	924,068	746,490	177,578
	$3,371,503	$2,809,077	$562,426
	December 31, 2024
	Cost	Accumulated Depreciation	Net Book Value

Exploration equipment	$2,282,277	$1,987,020	$295,257
Vehicles	841,485	689,326	152,159
	$3,123,762	$2,676,346	$447,416